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                                                                  HARTFORD LIFE



October 15, 2001




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:  HARTFORD LIFE INSURANCE COMPANY
     SEPARATE ACCOUNT TWO
     DIRECTOR PREFERRED PLUS
     FILE NO. 333-91925

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) under this section did not differ from that contained in the Registrant's most recent registration statement; and

2. The text of the Registrant's most recent registration statement has been filed electronically with the Securities and Exchange Commission on October 1, 2001.

If you have any questions, please call me at (860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist